Expense Example - FidelityFreedomBlendFunds-K6ComboPRO - FidelityFreedomBlendFunds-K6ComboPRO - Fidelity Freedom Blend 2055 Fund - Fidelity Freedom Blend 2055 Fund - Class K6	Sep. 08, 2023 USD ($)
Expense Example:
1 year	$ 30
3 years	93
5 years	163
10 years	$ 368